LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 5. LEASES
The Company is the lessee in all of its material leasing arrangements and has entered into leases primarily for its corporate offices, cultivation and processing facilities, and dispensaries. Depending upon the type of lease, the original lease terms generally range from 2 years to 20 years. Certain leases include renewal options ranging from 2 years to 25 years. The Company is reasonably certain to exercise renewal options ranging from 5 years to 10 years on certain leases and therefore includes these renewal options in the initial measurement of our related right-of-use assets and lease liabilities.
Some leases may contain variable lease payments based on an index or rate. These rates are initially measured using the index or rate in effect at lease commencement, and changes to index-based lease payments are recognized in profit or loss in the period of the change and are immaterial.
The following table reflects the components of lease expense included in the Consolidated Statements of Operations:

	Year Ended December 31,
($ in thousands)	2025	2024
Lease depreciation expense included in selling, general, and administrative expense	$2,364	$2,362
Total finance lease depreciation expense	$2,364	$2,362

Rent expense included in selling, general, and administrative expense	$12,528	$12,643
Rent expense included in cost of goods sold	14,398	15,337
Total rent expense - operating leases	$26,926	$27,980

Short-term rent expense included in selling, general, and administrative expense	$425	$217
Interest expense - leases	$2,930	$3,146

During the year ended December 31, 2025, the Company’s terminated certain leases in various states and the difference between the carrying amounts of the ROU assets and lease liabilities associated with those leases resulted in $1.1 million in losses on lease termination recognized in Other expense, net in the Consolidated Statements of Operations.

During the year ended December 31, 2025, the Company recorded $0.6 million of impairment of right-of-use assets related to the shut down of it’s Cub City cultivation facility. See Note 10 “Acquisitions and Dispositions” for additional information.

The Company received tenant improvement allowance reimbursements of $0.2 million and $1.1 million across all finance and operating leasing arrangements for the years ended December 31, 2025 and 2024, respectively. The Company expects to receive an additional $1.6 million from finance and operating leasing arrangements and $0.1 million from other financing transactions in future periods.

As of December 31, 2025, maturities of lease liabilities were as follows:

($ in thousands)	Operating Leases	Finance Leases
2026	$28,688	$5,147
2027	28,866	5,241
2028	28,981	5,125
2029	29,293	4,970
2030	28,262	3,390
Thereafter	111,643	9,995
Total lease payments	$255,733	$33,868
Less: imputed interest	(118,241)	(13,069)
Less: tenant improvement allowance	(1,956)	(50)
Present value of lease liabilities	135,536	20,749
Less: current lease liabilities	(9,793)	(2,480)
Present value of long-term lease liabilities	$125,743	$18,269
(a)Long-term financing liabilities

The Company also has long-term financing liabilities associated with certain properties. See Note 11 “Long-term Notes and Loans Payable, Net” for additional details on these transactions. As of December 31, 2025 and 2024, the Company had long-term financing liabilities of $87.7 million and $90.9 million, respectively. For the years ended December 31, 2025 and 2024, the Company recorded payments of $13.9 million and $13.5 million, respectively, and incurred interest expense of $11.3 million and $11.5 million, respectively.

As of December 31, 2025, maturities of long-term financing liabilities were as follows:

($ in thousands)	Long-term financing liabilities
2026	$14,223
2027	14,580
2028	14,946
2029	15,321
2030	15,421
Thereafter	66,176
Total financing payments	$140,667
Less: interest	(49,645)
Less: tenant improvement allowance	(58)
Present value of financing liabilities	$90,964
Less: short-term financing liabilities	(3,300)
Present value of long-term financing liabilities	$87,664

Other information related to leases as of and for the years ended December 31, 2025 and 2024 was as follows:

	December 31, 2025		December 31, 2024
($ in thousands)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Weighted-average remaining lease term[1]	9.5	8.1	10.1	8.8
Weighted-average discount rate	15.1%	14.1%	15.0%	14.0%
[1] Weighted-average remaining lease term does not include extensions which the Company is not reasonably certain to enter into.

As the interest rate implicit in a lease is generally not readily determinable, the Company uses an incremental borrowing rate to determine the present value of the lease payments. The incremental borrowing rate represents the risk-adjusted rate of interest the Company would have to pay to borrow on a collateralized basis over a similar economic environment and term.
Cash paid for interest included in the measurement of finance lease liabilities for the years ended December 31, 2025 and 2024 was $2.9 million and $3.1 million, respectively.

LEASES

NOTE 5. LEASES
The Company is the lessee in all of its material leasing arrangements and has entered into leases primarily for its corporate offices, cultivation and processing facilities, and dispensaries. Depending upon the type of lease, the original lease terms generally range from 2 years to 20 years. Certain leases include renewal options ranging from 2 years to 25 years. The Company is reasonably certain to exercise renewal options ranging from 5 years to 10 years on certain leases and therefore includes these renewal options in the initial measurement of our related right-of-use assets and lease liabilities.
Some leases may contain variable lease payments based on an index or rate. These rates are initially measured using the index or rate in effect at lease commencement, and changes to index-based lease payments are recognized in profit or loss in the period of the change and are immaterial.
The following table reflects the components of lease expense included in the Consolidated Statements of Operations:

	Year Ended December 31,
($ in thousands)	2025	2024
Lease depreciation expense included in selling, general, and administrative expense	$2,364	$2,362
Total finance lease depreciation expense	$2,364	$2,362

Rent expense included in selling, general, and administrative expense	$12,528	$12,643
Rent expense included in cost of goods sold	14,398	15,337
Total rent expense - operating leases	$26,926	$27,980

Short-term rent expense included in selling, general, and administrative expense	$425	$217
Interest expense - leases	$2,930	$3,146

During the year ended December 31, 2025, the Company’s terminated certain leases in various states and the difference between the carrying amounts of the ROU assets and lease liabilities associated with those leases resulted in $1.1 million in losses on lease termination recognized in Other expense, net in the Consolidated Statements of Operations.

During the year ended December 31, 2025, the Company recorded $0.6 million of impairment of right-of-use assets related to the shut down of it’s Cub City cultivation facility. See Note 10 “Acquisitions and Dispositions” for additional information.

The Company received tenant improvement allowance reimbursements of $0.2 million and $1.1 million across all finance and operating leasing arrangements for the years ended December 31, 2025 and 2024, respectively. The Company expects to receive an additional $1.6 million from finance and operating leasing arrangements and $0.1 million from other financing transactions in future periods.

As of December 31, 2025, maturities of lease liabilities were as follows:

($ in thousands)	Operating Leases	Finance Leases
2026	$28,688	$5,147
2027	28,866	5,241
2028	28,981	5,125
2029	29,293	4,970
2030	28,262	3,390
Thereafter	111,643	9,995
Total lease payments	$255,733	$33,868
Less: imputed interest	(118,241)	(13,069)
Less: tenant improvement allowance	(1,956)	(50)
Present value of lease liabilities	135,536	20,749
Less: current lease liabilities	(9,793)	(2,480)
Present value of long-term lease liabilities	$125,743	$18,269
(a)Long-term financing liabilities

The Company also has long-term financing liabilities associated with certain properties. See Note 11 “Long-term Notes and Loans Payable, Net” for additional details on these transactions. As of December 31, 2025 and 2024, the Company had long-term financing liabilities of $87.7 million and $90.9 million, respectively. For the years ended December 31, 2025 and 2024, the Company recorded payments of $13.9 million and $13.5 million, respectively, and incurred interest expense of $11.3 million and $11.5 million, respectively.

As of December 31, 2025, maturities of long-term financing liabilities were as follows:

($ in thousands)	Long-term financing liabilities
2026	$14,223
2027	14,580
2028	14,946
2029	15,321
2030	15,421
Thereafter	66,176
Total financing payments	$140,667
Less: interest	(49,645)
Less: tenant improvement allowance	(58)
Present value of financing liabilities	$90,964
Less: short-term financing liabilities	(3,300)
Present value of long-term financing liabilities	$87,664

Other information related to leases as of and for the years ended December 31, 2025 and 2024 was as follows:

	December 31, 2025		December 31, 2024
($ in thousands)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Weighted-average remaining lease term[1]	9.5	8.1	10.1	8.8
Weighted-average discount rate	15.1%	14.1%	15.0%	14.0%
[1] Weighted-average remaining lease term does not include extensions which the Company is not reasonably certain to enter into.

As the interest rate implicit in a lease is generally not readily determinable, the Company uses an incremental borrowing rate to determine the present value of the lease payments. The incremental borrowing rate represents the risk-adjusted rate of interest the Company would have to pay to borrow on a collateralized basis over a similar economic environment and term.
Cash paid for interest included in the measurement of finance lease liabilities for the years ended December 31, 2025 and 2024 was $2.9 million and $3.1 million, respectively.